Subsequent Events (Details Narrative) 10Q - USD ($)	1 Months Ended	5 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Number of shares issued during period for services		$ 2,000
Subsequent Event [Member] | Mr. Nikolin Kasa [Member]
Number of shares issued during period for services, shares	5,000
Number of shares issued during period for services	$ 6,000
Shares issued price per share	$ 1.2